SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 14 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in four reportable segments: (a) corporate (b) airport security (c) other aviation services and (d) authentication technology. The corporate segment does not generate revenue from third parties and contains primarily non-operational expenses. The airport security segment provides security services mostly to airport authorities and airlines predominantly in Europe. The other aviation services segment provides services mostly to airlines and airport authorities, in the United States of America. The authentication technology segment provides authentication services to financial and other companies predominantly in the United States of America.

All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport	Other Aviation	Authentication
	Corporate	Security	Services	Technology	Total

Six months ended June 30, 2023:
Revenue	$-	$146,837	$31,328	$26,243	$204,408
Depreciation and amortization	4	435	153	730	1,322
Net income (loss)	(1,554)	(2,556)	(422)	3,192	(1,340)
Total assets	$7,144	$86,035	$24,508	$67,889	$185,576

Six months ended June 30, 2022:
Revenue	$-	$107,237	$23,954	$24,820	$156,011
Depreciation and amortization	41	391	75	610	1,117
Net income (loss)	(1,198)	1,943	(667)	(123)	(45)
Total assets	$10,108	$78,872	$27,034	$70,459	$186,473